Other assets	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Other assets

7 Other assets

Other assets by type

	30 June	31 December
	2018	2017
Net defined benefit assets	531	542
Investment properties	54	65
Property development and obtained from foreclosures	137	137
Accrued interest and rents[1]	70	4,528
Other accrued assets	1,017	753
Amounts to be settled	6,312	4,097
Other	2,545	2,965

	10,667	13,087

1	As per 1 January 2018 accrued interest is included in the corresponding balance sheet item of the host contract, reference is made to note 1 Accounting policies.

Amounts to be settled are primarily transactions not settled at the balance sheet date. They are short term and volatile in nature and are expected to settle shortly after the balance sheet date.

Other assets – Other relates mainly to other receivables in the normal course of business.